Quarterly Holdings Report
for
Fidelity® Value Discovery K6 Fund
October 31, 2024
FVDK6-NPRT1-1224
1.9884000.107
Common Stocks - 98.4%
	Shares	Value ($)
CANADA - 3.5%
Consumer Staples - 0.4%
Consumer Staples Distribution & Retail - 0.4%
Alimentation Couche-Tard Inc	13,176	687,118
Energy - 2.2%
Oil, Gas & Consumable Fuels - 2.2%
Canadian Natural Resources Ltd (United States)	41,900	1,425,438
Imperial Oil Ltd (United States)	19,500	1,452,361
Parex Resources Inc	50,117	465,409
Parkland Corp	8,800	204,776
		3,547,984
Information Technology - 0.3%
Software - 0.3%
Open Text Corp (United States)	14,429	432,870
Materials - 0.6%
Chemicals - 0.6%
Nutrien Ltd (United States)	22,684	1,081,573
TOTAL CANADA		5,749,545
DENMARK - 0.0%
Industrials - 0.0%
Electrical Equipment - 0.0%
Vestas Wind Systems A/S (a)	12,961	247,002
FRANCE - 0.5%
Information Technology - 0.5%
IT Services - 0.5%
Capgemini SE	4,329	750,999
GERMANY - 2.1%
Health Care - 0.2%
Biotechnology - 0.2%
BioNTech SE ADR (a)	3,557	402,297
Industrials - 1.9%
Air Freight & Logistics - 0.4%
Deutsche Post AG	18,543	744,864
Industrial Conglomerates - 1.5%
Siemens AG	11,871	2,309,501
TOTAL INDUSTRIALS		3,054,365

TOTAL GERMANY		3,456,662
NORWAY - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA ADR	1,736	40,761
UNITED KINGDOM - 4.4%
Consumer Discretionary - 0.2%
Household Durables - 0.2%
Berkeley Group Holdings PLC	6,959	397,113
Consumer Staples - 1.3%
Beverages - 1.3%
Coca-Cola Europacific Partners PLC	14,983	1,138,708
Diageo PLC	30,692	947,824
		2,086,532
Health Care - 1.6%
Pharmaceuticals - 1.6%
Astrazeneca PLC ADR	37,997	2,703,487
Utilities - 1.3%
Multi-Utilities - 1.3%
National Grid PLC	166,250	2,087,460
TOTAL UNITED KINGDOM		7,274,592
UNITED STATES - 87.9%
Communication Services - 4.8%
Entertainment - 2.0%
Walt Disney Co/The	34,667	3,334,965
Media - 2.8%
Comcast Corp Class A	107,270	4,684,481
TOTAL COMMUNICATION SERVICES		8,019,446

Consumer Discretionary - 4.6%
Diversified Consumer Services - 1.5%
H&R Block Inc	43,227	2,581,949
Specialty Retail - 2.8%
Lowe's Cos Inc	5,824	1,524,898
Murphy USA Inc	1,081	528,014
Ross Stores Inc	10,924	1,526,302
Ulta Beauty Inc (a)	2,400	885,552
		4,464,766
Textiles, Apparel & Luxury Goods - 0.3%
Tapestry Inc	11,388	540,360
TOTAL CONSUMER DISCRETIONARY		7,587,075

Consumer Staples - 9.0%
Beverages - 2.2%
Coca-Cola Co/The	30,042	1,962,043
Keurig Dr Pepper Inc	51,105	1,683,910
		3,645,953
Consumer Staples Distribution & Retail - 1.6%
BJ's Wholesale Club Holdings Inc (a)	12,373	1,048,364
US Foods Holding Corp (a)	26,414	1,628,423
		2,676,787
Food Products - 1.3%
Mondelez International Inc	14,306	979,674
Tyson Foods Inc Class A	19,423	1,137,994
		2,117,668
Household Products - 1.1%
Procter & Gamble Co/The	11,444	1,890,320
Personal Care Products - 2.8%
Haleon PLC	292,219	1,404,424
Kenvue Inc	142,840	3,275,322
		4,679,746
TOTAL CONSUMER STAPLES		15,010,474

Energy - 6.3%
Oil, Gas & Consumable Fuels - 6.3%
Exxon Mobil Corp	59,268	6,921,317
Occidental Petroleum Corp	14,591	731,155
Shell PLC ADR	41,625	2,811,769
		10,464,241
Financials - 24.5%
Banks - 11.1%
Bank of America Corp	94,687	3,959,810
Cullen/Frost Bankers Inc	3,876	493,609
JPMorgan Chase & Co	25,883	5,743,955
M&T Bank Corp	8,350	1,625,578
PNC Financial Services Group Inc/The	11,828	2,226,858
US Bancorp	28,213	1,362,970
Wells Fargo & Co	46,597	3,025,077
		18,437,857
Capital Markets - 2.8%
Blackrock Inc	3,059	3,000,971
Northern Trust Corp	18,124	1,821,824
		4,822,795
Financial Services - 3.7%
Apollo Global Management Inc	9,306	1,333,178
Berkshire Hathaway Inc Class B (a)	8,424	3,798,550
Visa Inc Class A	3,300	956,505
		6,088,233
Insurance - 6.9%
Chubb Ltd	17,342	4,898,074
The Travelers Companies, Inc.	18,943	4,658,841
Willis Towers Watson PLC	6,429	1,942,780
		11,499,695
TOTAL FINANCIALS		40,848,580

Health Care - 14.6%
Biotechnology - 1.2%
Gilead Sciences Inc	24,260	2,154,773
Health Care Providers & Services - 8.8%
Centene Corp (a)	43,754	2,724,124
Cigna Group/The	12,114	3,813,608
CVS Health Corp	33,387	1,885,030
Elevance Health Inc	4,157	1,686,744
UnitedHealth Group Inc	8,036	4,536,323
		14,645,829
Pharmaceuticals - 4.6%
Bristol-Myers Squibb Co	49,266	2,747,565
Elanco Animal Health Inc (a)	10,400	131,456
GSK PLC ADR	4,600	169,096
Johnson & Johnson	17,848	2,853,181
Merck & Co Inc	16,500	1,688,280
		7,589,578
TOTAL HEALTH CARE		24,390,180

Industrials - 9.5%
Aerospace & Defense - 2.8%
L3Harris Technologies Inc	3,593	889,159
Lockheed Martin Corp	3,021	1,649,617
Northrop Grumman Corp	3,729	1,898,136
		4,436,912
Air Freight & Logistics - 1.1%
CH Robinson Worldwide Inc	5,776	595,159
FedEx Corp	4,530	1,240,541
		1,835,700
Building Products - 0.6%
Johnson Controls International plc	14,314	1,081,423
Electrical Equipment - 0.7%
GE Vernova Inc	1,036	312,520
Regal Rexnord Corp	5,515	918,468
		1,230,988
Machinery - 3.2%
Allison Transmission Holdings Inc	2,827	302,093
Cummins Inc	1,385	455,637
Deere & Co	6,954	2,814,215
Oshkosh Corp	1,803	184,339
Pentair PLC	14,862	1,473,121
		5,229,405
Professional Services - 0.6%
Maximus Inc	12,228	1,056,988
Trading Companies & Distributors - 0.5%
Ferguson Enterprises Inc	4,600	905,004
TOTAL INDUSTRIALS		15,776,420

Information Technology - 5.3%
Communications Equipment - 2.2%
Cisco Systems Inc	67,348	3,688,650
IT Services - 1.8%
Amdocs Ltd	24,268	2,129,396
Cognizant Technology Solutions Corp Class A	10,875	811,166
		2,940,562
Software - 1.3%
Gen Digital Inc	75,722	2,204,267
TOTAL INFORMATION TECHNOLOGY		8,833,479

Materials - 2.3%
Chemicals - 0.9%
AdvanSix Inc	1,800	51,066
CF Industries Holdings Inc	17,142	1,409,587
		1,460,653
Construction Materials - 0.5%
CRH PLC	10,600	1,011,557
Containers & Packaging - 0.9%
Crown Holdings Inc	12,346	1,154,969
Silgan Holdings Inc	5,568	288,088
		1,443,057
TOTAL MATERIALS		3,915,267

Real Estate - 1.1%
Retail REITs - 0.4%
Simon Property Group Inc	4,089	691,532
Specialized REITs - 0.7%
Crown Castle Inc	10,653	1,145,091
TOTAL REAL ESTATE		1,836,623

Utilities - 5.9%
Electric Utilities - 4.3%
Edison International	27,301	2,249,602
NextEra Energy Inc	4,948	392,129
PG&E Corp	198,437	4,012,396
Southern Co/The	5,927	539,535
		7,193,662
Gas Utilities - 0.2%
UGI Corp	14,400	344,304
Independent Power and Renewable Electricity Producers - 0.4%
AES Corp/The	36,821	607,178
Multi-Utilities - 1.0%
Sempra	20,134	1,678,572
TOTAL UTILITIES		9,823,716

TOTAL UNITED STATES		146,505,501
TOTAL COMMON STOCKS (Cost $121,221,558)		164,025,062

Non-Convertible Preferred Stocks - 0.7%
	Shares	Value ($)
KOREA (SOUTH) - 0.7%
Information Technology - 0.7%
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd (Cost $1,190,340)	32,062	1,106,554

Money Market Funds - 0.5%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (b) (Cost $846,170)	4.87	846,002	846,171

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $123,258,068)	165,977,787
NET OTHER ASSETS (LIABILITIES) - 0.4%	656,320
NET ASSETS - 100.0%	166,634,107

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	833,835	7,695,039	7,682,703	22,330	-	-	846,171	0.0%
Total	833,835	7,695,039	7,682,703	22,330	-	-	846,171

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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